UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-05655

                         Scudder Municipal Income Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Municipal Income Trust
Investment Portfolio As of August 31, 2004 (Unaudited)

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                                                                                         Principal
                                                                                         Amount ($)         Value ($)
                                                                                    ------------------------------------

Municipal Investments 153.0%
Alabama 5.2%
Alabama, Port Authority Revenue, Docks Department, AMT,
6.3%, 10/1/2021 (a)                                                                       8,250,000           9,031,028
Camden, AL, Industrial Development Board Revenue, AMT,
Series B, 6.375%, 12/1/2024                                                               1,000,000           1,066,400
Huntsville, AL, Hospital & Healthcare Revenue, Health Care
Authority, Series A, 5.75%, 6/1/2031                                                      5,500,000           5,699,320
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011 (a)                          8,560,000           9,581,978
                                                                                                            -------------
                                                                                                             25,378,726

Arizona 1.6%
Arizona, Hospital & Healthcare Revenue, Health Facilities
Authority, Catholic Healthcare West, Series A, 6.625%, 7/1/2020                           7,000,000           7,720,160

California 13.6%
California, Electric Revenue, Department of Water Resources
and Power Supply, Series A, 5.375%, 5/1/2022                                              7,350,000           7,839,437
California, General Obligation, 5.125%, 4/1/2024                                          4,400,000           4,575,516
California, General Obligation, Economic Recovery, Series A,
5.0%, 7/1/2015 (a)                                                                        8,500,000           9,399,810
California, Hospital & Healthcare Revenue, Health Facilities
Funding Authority, Adventist Health Systems, Series A,
5.0%, 3/1/2028                                                                            1,000,000             986,800
California, Special Assessment Revenue, Golden State Tobacco
Securitization Corp.:
Series B, 5.625%, 6/1/2038                                                                7,080,000           7,331,552
Series 2003-A-1, 6.75%, 6/1/2039                                                         11,730,000          10,966,377
California, State (REV) Lease, Public Works Board, Department of
Corrections, Series C, 5.5%, 6/1/2021                                                     2,500,000           2,684,325
California, State GO:
5.0%, 12/1/2020                                                                           4,600,000           4,852,080
5.25%, 2/1/2021                                                                           1,000,000           1,067,800
5.25%, 12/1/2021                                                                         10,215,000          10,959,469
Sacramento County, CA, Airport Revenue, AMT, Series A,
5.9%, 7/1/2024 (a)                                                                        5,000,000           5,369,850
                                                                                                            -------------
                                                                                                             66,033,016

Colorado 8.3%
Adams County, CO, Multi-Family Housing Revenue, Oasis Park
Apartments Project, Series A, 6.15%, 1/1/2026                                             6,000,000           6,216,060
Colorado, Hospital & Healthcare Revenue, Portercare Adventist
Health Project, 6.5% , 11/15/2031                                                         1,000,000           1,092,610
Colorado, Hospital & Healthcare Revenue, Poudre Valley
Health Facilities:
Series A, 5.5%, 12/1/2017 (a)                                                             6,145,000           6,710,402
Series A, 6.0%, 12/1/2015 (a)                                                             5,705,000           6,408,312
Series A, 6.0%, 12/1/2016 (a)                                                             2,000,000           2,241,460
Colorado, Single Family Housing Revenue, AMT, Series B2,
7.25%, 10/1/2031                                                                            445,000             447,474
Colorado, Transportation/Tolls Revenue, Anticipation Note,
Prerefunded, 6.0%, 6/15/2011 (a)                                                         10,000,000          11,665,500
Denver, CO, Airport Revenue, AMT, Series A, 6.0%, 11/15/2014 (a)                          5,000,000           5,653,700
                                                                                                            -------------
                                                                                                             40,435,518

District of Columbia 10.3%
District of Columbia, Core City GO, Series B, 5.5%, 6/1/2011 (a)                         20,000,000          22,726,200
District of Columbia, ETM, Series A, 5.5%, 6/1/2014 (a)                                     640,000             715,104
District of Columbia, State GO:
Series A, 5.25%, 6/1/2027 (a)                                                            10,830,000          11,217,281
Series A, 5.5%, 6/1/2014 (a)                                                              1,860,000           2,075,667
Metropolitan Washington, DC, Airport Authority, General Airport
Revenue, AMT, Series A, 5.75%, 10/1/2020 (a)                                             13,100,000          13,405,099
                                                                                                            -------------
                                                                                                             50,139,351

Florida 6.6%
Dade County, FL, Airport Revenue, AMT, Series A, 5.75%, 10/1/2026 (a)                    13,000,000          13,938,860
Dade County, FL, Special Assessment Revenue:
Series B, Prerefunded, Zero Coupon, 10/1/2022 (a)                                         7,735,000           2,995,146
Series B, Prerefunded, Zero Coupon, 10/1/2024 (a)                                        16,955,000           5,782,503
Hillsborough County, FL, Industrial Development Revenue, University
Community Hospital Project, Series A, 5.625%, 8/15/2023                                   1,000,000             986,220
Jacksonville, FL, Health Facilities Authority, Hospital Revenue,
Series A, 1.36%, 8/15/2033 (b) (c)                                                          850,000             850,000
Miami-Dade County, FL, Transportation/Tolls Revenue,
Expressway Authority:
6.0%, 7/1/2013 (a)                                                                        1,665,000           1,934,197
6.0%, 7/1/2014 (a)                                                                        1,000,000           1,161,680
Orange County, FL, Hospital & Healthcare Revenue, Health Facilities
Authority, Orlando Regional Healthcare, 5.75%, 12/1/2032                                  1,000,000           1,038,800
Palm Beach County, FL, School District (REV) Lease, Series A,
Prerefunded, 5.75%, 8/1/2017 (a)                                                          2,850,000           3,310,133
                                                                                                            -------------
                                                                                                             31,997,539

Hawaii 7.5%
Hawaii, Airport Revenue, AMT, Series B, 6.5% , 7/1/2013 (a)                               8,800,000          10,225,600
Hawaii, Electric Revenue, Department of Budget & Finance, AMT:
Series D, 6.15%, 1/1/2020 (a)                                                             2,195,000           2,441,718
Series A, 6.2%, 5/1/2026 (a)                                                             13,200,000          14,080,572
Hawaii, Port Authority Revenue, AMT:
Series A, 6.0%, 7/1/2011 (a)                                                              2,950,000           3,354,150
Series A, 6.0%, 7/1/2012 (a)                                                              3,135,000           3,529,728
Hawaii, State GO, Series CT, Prerefunded, 5.75%, 9/1/2014 (a)                             2,310,000           2,658,255
                                                                                                            -------------
                                                                                                             36,290,023

Idaho 0.1%
Idaho, Single Family Housing Revenue, AMT, Series C2, 6.9%, 7/1/2025                        410,000             410,537

Illinois 11.1%
Chicago, IL, Airport Revenue, O'Hare International Airport,
AMT, 5.5%, 1/1/2014 (a)                                                                  10,000,000          10,942,600
Chicago, IL, Core City GO:
Series A, Prerefunded, 6.0%, 1/1/2014 (a)                                                 2,085,000           2,446,497
Series A, Prerefunded, 6.125%, 1/1/2015 (a)                                               2,000,000           2,360,080
Series A, 6.125%, 1/1/2016 (a)                                                            2,000,000           2,315,500
Chicago, IL, Other GO, Neighborhoods Alive 21 Project:
Series A, Prerefunded, 6.0%, 1/1/2015 (a)                                                 1,000,000           1,173,380
Series A, 6.0%, 1/1/2017 (a)                                                              1,000,000           1,150,180
Illinois, Finance Authority Revenue, Northwestern Memorial
Hospital, Series B-2, 1.33%, 8/15/2038 (b)                                                2,900,000           2,900,000
Illinois, Higher Education Revenue, DePaul University,
Educational Facilities Authority:
Prerefunded, 5.625%, 10/1/2013 (a)                                                        2,695,000           3,118,708
Prerefunded, 5.625%, 10/1/2015 (a)                                                        1,710,000           1,978,846
Illinois, Higher Education Revenue, MJH Educational
Assistance Authority, Series D, 5.45%, 9/1/2014 (a)                                       8,000,000           8,000,000
Illinois, Hospital & Healthcare Revenue, Adventist
Health System, 5.5% , 11/15/2020                                                          2,500,000           2,581,375
Illinois, Hospital & Healthcare Revenue, Children's Memorial
Hospital, Series A, Prerefunded, 5.625%, 8/15/2019 (a)                                    4,000,000           4,570,240
Illinois, Pollution Control Revenue, Commonwealth Edison Co.
Project, Series D, 6.75% , 3/1/2015 (a)                                                   4,220,000           4,406,313
Illinois, Sales & Special Tax Revenue, Metropolitan Pier &
Exposition Authority:
Series A, ETM, 5.5%, 6/15/2017 (a)                                                        1,955,000           2,281,485
Series A, 5.5%, 6/15/2017 (a)                                                             1,555,000           1,797,627
Will County, IL, Industrial Development Revenue, Mobil Oil
Refining Corp. Project, AMT, 6.0%, 2/1/2027                                               2,000,000           2,081,780
                                                                                                            -------------
                                                                                                             54,104,611

Indiana 1.1%
Indiana, Hospital & Healthcare Revenue, Health Facilities
Authority, 5.5%, 11/1/2031                                                                5,000,000           5,143,600

Kansas 0.6%
Overland Park, KS, Industrial Development Revenue,
Development Corp., Series A, 7.375%, 1/1/2032                                             3,000,000           3,066,690

Kentucky 1.3%
Kentucky, Hospital & Healthcare Revenue, Economic Development
Finance Authority, Norton Healthcare, Inc.:
Series A, 6.5%, 10/1/2020                                                                 2,000,000           2,120,720
Series A, 6.625%, 10/1/2028                                                               4,000,000           4,212,200
                                                                                                            -------------
                                                                                                              6,332,920

Louisiana 0.5%
Louisiana, Electric Revenue, 5.75%, 1/1/2013 (a)                                          2,000,000           2,326,660

Maine 1.7%
Maine, Hospital & Healthcare Revenue, Series D, 5.7%, 7/1/2013 (a)                        1,550,000           1,586,131
Maine, Transportation/Tolls Revenue, 5.0%, 7/1/2017 (a)                                   6,165,000           6,615,538
                                                                                                            -------------
                                                                                                              8,201,669

Maryland 0.6%
Maryland, Hospital & Healthcare Revenue, University of Maryland
Medical System, 6.75%, 7/1/2030                                                           2,500,000           2,821,325

Massachusetts 3.6%
Massachusetts, Airport Revenue, AMT, Series B, 5.5%, 7/1/2009 (a)                         8,000,000           8,876,160
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, AMT,
Series A, 5.875%, 9/1/2023 (a)                                                            5,000,000           5,178,800
Massachusetts, Port Authority Revenue, AMT, Series B,
5.5%, 7/1/2015 (a)                                                                        3,000,000           3,266,820
                                                                                                            -------------
                                                                                                             17,321,780

Michigan 2.2%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa
County War Memorial, Series B, 5.625%, 11/1/2014                                          1,500,000           1,505,670
Michigan, Industrial Development Revenue:
5.5%, 6/1/2018 (a)                                                                        3,425,000           3,802,298
5.75%, 6/1/2016 (a)                                                                       4,640,000           5,231,971
                                                                                                            -------------
                                                                                                             10,539,939

Minnesota 1.6%
Minneapolis and St. Paul, MN, Airport Revenue, AMT, Series B,
6.0%, 1/1/2012 (a)                                                                        4,395,000           4,901,392
Minneapolis and St. Paul, MN, Port Authority Revenue, AMT,
Series B, 5.625%, 1/1/2015 (a)                                                            2,500,000           2,721,150
                                                                                                            -------------
                                                                                                              7,622,542

Missouri 1.2%
Missouri, Hospital & Healthcare Revenue, Lake of the Ozarks
General Hospital:
Prerefunded, 6.5%, 2/15/2021                                                                760,000             824,904
6.5%, 2/15/2021                                                                             365,000             377,884
St. Louis, MO, County GO, Industrial Development Authority Revenue,
St. Louis Convention Center, AMT, Series A, 7.2%, 12/15/2028                              4,000,000           3,465,600
St. Louis, MO, Industrial Development Revenue, St. Louis Convention,
AMT, Series A, 6.875% , 12/15/2020                                                        1,500,000           1,298,700
                                                                                                            -------------
                                                                                                              5,967,088

Nevada 2.5%
Las Vegas, NV, Core City GO, Water & Sewer Revenue,
5.375%, 4/1/2014 (a)                                                                      2,705,000           3,034,280
Nevada, State GO, Capital Improvement and Cultural Affairs
Project, Series A, 5.5%, 2/1/2014                                                         2,575,000           2,878,747
Washoe County, NV, School District GO, Prerefunded,
5.75%, 6/1/2014 (a)                                                                       5,450,000           6,241,394
                                                                                                            -------------
                                                                                                             12,154,421

New Jersey 10.4%
New Jersey, Hospital & Healthcare Revenue, General Hospital
Center at Passaic, ETM, 6.75%, 7/1/2019 (a)                                               5,000,000           6,384,450
New Jersey, Industrial Development Revenue, American Water Co., Inc.
Project, AMT, Series A, 6.875%, 11/1/2034 (a)                                            10,775,000          11,080,040
Authority, New Jersey, Industrial Development Revenue,
Economic Development Harrogate, Inc., Series A, 5.875%, 12/1/2026                         1,400,000           1,403,038
New Jersey, Resource Recovery Revenue, Tobacco Settlement
Financing Corp., 5.75%, 6/1/2032                                                          4,465,000           4,049,844
New Jersey, State Agency (GO) Lease, Transportation Trust
Fund Authority, Series A, Prerefunded, 5.75%, 6/15/2017                                  10,000,000          11,519,800
New Jersey, Transportation/Tolls Revenue, Economic Development
Authority, Series A, Prerefunded, 5.75%, 5/1/2013 (a)                                     6,000,000           6,812,580
New Jersey, Transportation/Tolls Revenue, Garden State
Parkway Project, Prerefunded, 5.6%, 1/1/2017 (a)                                          8,000,000           9,160,560
                                                                                                            -------------
                                                                                                             50,410,312

New York 12.4%
Nassau County, NY, Hospital & Healthcare, 6.0%, 8/1/2015 (a)                              3,390,000           3,889,279
New York, State Agency (GO) Lease, Higher Education Revenue,
Dormitory Authority, Bronx-Lebanon Hospital Center,
Series E, 5.2%, 2/15/2016                                                                 1,770,000           1,862,978
New York, State Agency (GO) Lease, Higher Education Revenue,
Dormitory  Authority, City University, Series A,
5.625%, 7/1/2016                                                                          1,500,000           1,733,280
New York, State Agency (GO) Lease, Higher Education
Revenue, Dormitory Authority, Jamaica Hospital, Series F,
5.2%, 2/15/2016                                                                           1,000,000           1,052,530
New York, State GO, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)                                                          10,000,000          10,682,300
Series A-1, 5.5%, 6/1/2019                                                                1,900,000           2,087,207
Series A-1, 5.5%, 6/1/2019                                                                5,500,000           6,041,915
New York, Transportation/Tolls Revenue:
Prerefunded, 5.625%, 4/1/2013 (a)                                                         5,000,000           5,702,000
Prerefunded, 5.75%, 4/1/2014 (a)                                                          2,000,000           2,291,540
New York City, NY, Sales & Special Tax Revenue,
Transitional Finance Authority Revenue,
NYC Recovery, Series 1-C, 1.36%, 11/1/2022 (b)                                              950,000             950,000
New York, NY, Core City GO:
Series F, 5.25%, 8/1/2015 (a)                                                            10,380,000          11,207,909
Series F, 5.25%, 8/1/2015                                                                 5,000,000           5,376,000
New York, NY, Sales & Special Tax Revenue,
Transitional Finance Authority:
Series B, Prerefunded, 6.125%, 11/15/2014                                                 1,645,000           1,942,663
Series B, 6.125%, 11/15/2014                                                                355,000             413,578
Series B, Prerefunded, 6.125%, 11/15/2015                                                 3,000,000           3,542,850
Niagara Falls, NY, School District GO, 5.6%, 6/15/2014 (a)                                1,180,000           1,318,143
                                                                                                            -------------
                                                                                                             60,094,172

North Carolina 1.7%
Charlotte, NC, Airport Revenue, AMT:
Series B, 5.75%, 7/1/2013 (a)                                                             2,480,000           2,762,795
Series B, 5.875%, 7/1/2014 (a)                                                            1,140,000           1,274,132
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017                                                                1,000,000           1,065,550
Series B, 6.375%, 1/1/2013                                                                3,000,000           3,396,450
                                                                                                            -------------
                                                                                                              8,498,927

North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health
Care System, 7.125%, 8/15/2024                                                            3,400,000           3,700,968

Ohio 2.3%
Cuyahoga County, OH, Hospital Revenue, Meridia Health
Systems, Prerefunded, 6.25%, 8/15/2024                                                    2,350,000           2,502,868
Green Springs, OH, Senior Care Revenue, St. Francis Health
Care Center Project, Series A, 7.125% , 5/15/2025                                         6,000,000           5,201,520
Ohio, Higher Education Revenue, University of Findlay Project:
6.125% , 9/1/2016                                                                         2,000,000           2,023,420
6.15%, 9/1/2011                                                                           1,635,000           1,685,080
                                                                                                            -------------
                                                                                                             11,412,888

Oregon 3.4%
Oregon, Other (REV) Lease, Department of Administrative Services:
Series A, 5.5%, 5/1/2010 (a)                                                              2,245,000           2,455,064
Series A, 5.6%, 5/1/2011 (a)                                                              2,120,000           2,323,817
Oregon, State (GO) Lease, Department of Administrative Services,
Series A, Prerefunded, 6.25%, 5/1/2017 (a)                                                1,000,000           1,183,210
Oregon, State (REV) Lease, Department of Administrative Services,
Series A, Prerefunded, 6.25%, 5/1/2018 (a)                                                1,000,000           1,183,210
Portland, OR, Special Assessment Revenue, Downtown Waterfront:
Series A, 5.625%, 6/15/2015 (a)                                                           3,100,000           3,507,185
Series A, 5.75%, 6/15/2018 (a)                                                            2,225,000           2,523,884
Series A, 5.75%, 6/15/2019 (a)                                                            2,820,000           3,198,811
                                                                                                            -------------
                                                                                                             16,375,181

Pennsylvania 1.1%
Pennsylvania, Hospital & Healthcare Revenue, Economic Development
Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031                        2,570,000           2,712,892
Philadelphia, PA, Municipal Authority Revenue, Series B,
5.25%, 11/15/2018 (a)                                                                     2,500,000           2,737,525
                                                                                                            -------------
                                                                                                              5,450,417

Rhode Island 0.7%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032                      4,000,000           3,514,160

South Carolina 3.5%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina
Memorial Hospital, 5.5%, 10/1/2031                                                        1,500,000           1,540,155
South Carolina, Hospital & Healthcare Revenue, Jobs Economic
Development Authority, Bon Secours Health Systems, Inc.,
Series A, 5.625%, 11/15/2030                                                              7,000,000           7,086,940
South Carolina, Hospital & Healthcare Revenue, Jobs Economic
Development Authority, Palmetto Health Alliance:
Series C, 7.0%, 8/1/2030                                                                  5,420,000           5,962,163
Series A, Prerefunded, 7.375%, 12/15/2021                                                 2,000,000           2,490,440
                                                                                                            -------------
                                                                                                             17,079,698

Tennessee 2.7%
Memphis-Shelby County, TN, Airport Revenue, AMT, Series D,
6.25%, 3/1/2017 (a)                                                                       4,690,000           5,282,910
Shelby County, TN, Hospital & Healthcare Revenue, Health
Education & Housing Facilities Board, 6.5%, 9/1/2026                                      7,000,000           7,679,560
                                                                                                            -------------
                                                                                                             12,962,470

Texas 20.4%
Austin, TX, Sales & Special Tax Revenue, Hotel Occupancy Tax:
6.0%, 11/15/2013 (a)                                                                      3,190,000           3,646,234
6.0%, 11/15/2015 (a)                                                                      3,480,000           3,959,892
6.0%, 11/15/2016 (a)                                                                      3,625,000           4,124,888
Brazos River, TX, Pollution Control Revenue, Brazos River
Authority, Texas Utilities Electric Co. Project, AMT,
Series C, 5.75%, 5/1/2036 (b)                                                             5,000,000           5,167,500
Dallas-Fort Worth, TX, Airport Revenue, International Airport,
AMT, Series A, 5.875%, 11/1/2016 (a)                                                      6,500,000           7,301,970
El Paso, TX, State GO:
5.875%, 8/15/2012 (a)                                                                     1,000,000           1,100,550
5.875%, 8/15/2013 (a)                                                                     1,570,000           1,727,863
5.875%, 8/15/2014 (a)                                                                     1,665,000           1,832,416
Harris County, TX, Health Facilities Development Corp.,
Hospital Revenue, Memorial Hermann Healthcare Systems,
Series A, 5.125%, 12/1/2022                                                               1,000,000           1,010,330
Harris County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp., Memorial Hermann
Healthcare, Series A, 6.375%, 6/1/2029                                                    5,500,000           5,984,110
Houston, TX, Airport Revenue, People Mover Project, AMT,
Series A, 5.5%, 7/15/2017 (a)                                                             3,300,000           3,491,202
Houston, TX, Port Authority Revenue, Airport Revenue,
AMT, Series A, 5.875%, 7/1/2014 (a)                                                       3,960,000           4,426,686
Lower Neches Valley, TX, Industrial Development Revenue, Mobil
Oil Refining Corp. Project, AMT, 6.4%, 3/1/2030                                          17,000,000          17,488,580
Red River, TX, School District (REV) Lease, St. Marks
School Project, 6.0%, 8/15/2019                                                           5,390,000           5,994,165
Richardson, TX, Hospital & Healthcare Revenue,
Hospital Authority, 5.625%, 12/1/2028                                                     5,000,000           4,999,750
Tarrant County, TX, Hospital & Healthcare Revenue, Health
Facilities Development Corp., 6.7%, 11/15/2030                                            4,500,000           4,896,855
Texas, Industrial Development Revenue, Waste Disposal
Authority, AMT, Series A, 6.1%, 8/1/2024                                                  2,000,000           2,087,940
Texas, State GO, College Student Loans, AMT, 5.0%, 8/1/2021                               4,015,000           4,037,042
Texas, State Turnpike Authority, Dallas Northway Revenue,
5.5%, 1/1/2015 (a)                                                                       14,605,000          16,134,582
                                                                                                            ------------
                                                                                                             99,412,555

Utah 0.0%
Utah, Single Family Housing Revenue, Housing Finance Agency,
AMT, Series B2, 6.65%, 7/1/2026                                                              45,000              45,288


Washington 5.8%
Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2013 (a)                           7,355,000           8,430,007
Seattle, WA, Special Assessment Revenue, AMT:
Series B, 5.5%, 9/1/2011 (a)                                                              1,085,000           1,191,276
Series B, 5.75%, 9/1/2013 (a)                                                             1,045,000           1,164,182
Skagit County, WA, School District GO, School District No. 1,
Burlington Edison, 5.625%, 12/1/2014 (a)                                                  1,570,000           1,786,016
Snohomish County, WA, Electric Revenue, Public Utility
District No. 1, 5.375%, 12/1/2024 (a)                                                     3,000,000           3,200,280
Washington, Electric Revenue, Energy Northwest Columbia
Generating, Series B, 6.0%, 7/1/2018 (a)                                                  3,000,000           3,476,400
Washington, Hospital & Healthcare Revenue, Group Health
Coop of Puget Sound, 5.375%, 12/1/2017 (a)                                                1,500,000           1,637,865
Washington, State GO:
Series A, 5.5%, 7/1/2013                                                                  2,000,000           2,226,660
Series A, 5.5%, 7/1/2016                                                                  4,835,000           5,333,682
                                                                                                            -------------
                                                                                                             28,446,368

West Virginia 4.5%
West Virginia, Hospital & Healthcare Revenue, Hospital
Finance Authority, Charleston Medical Center:
Series A, 6.75%, 9/1/2022                                                                 2,355,000           2,606,820
6.75%, 9/1/2030                                                                             395,000             431,419
West Virginia, Hospital Finance Authority, Charleston Medical Center:
Prerefunded, 6.75%, 9/1/2022                                                              9,645,000          11,724,945
Prerefunded, 6.75%, 9/1/2030                                                              3,605,000           4,382,418
West Virginia, Water & Sewer Revenue, Water Development Authority,
Series B, 5.25%, 11/1/2023 (a)                                                            2,740,000           2,948,870
                                                                                                            -------------
                                                                                                             22,094,472

Wisconsin 2.1%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities
Authority, Aurora Health Care, Inc., Series A, 5.6% , 2/15/2029                           6,000,000           5,940,720
Wisconsin, Special Assessment Revenue, 6.125%, 6/1/2027                                   4,695,000           4,468,091
                                                                                                            -------------
                                                                                                             10,408,811

                                                                                                            -------------
Total Municipal Investments (Cost $679,872,833)                                                             743,914,802


                                                                                            % of
                                                                                            Net Assets         Value ($)
                                                                                            ----------         ---------

Total Investment Portfolio  (Cost $679,872,833)                                                 153         743,914,802
Other Assets and Liabilities, Net                                                               1.5           7,323,332
Preferred Stock, at Redemption Value                                                          -54.5         -265,000,000
                                                                                         --------------------------------
Net Assets Applicable to Common Shareholders                                                    100         486,238,134
                                                                                                            =============


(a)  Bond insured by one of these companies:

                                                                                          As a % of
Insurance coverage                                                               Total Investment Portfolio
------------------------------------------------------------------------------------------------------------------------
AMBAC           AMBAC Assurance Corp.                                                       16.5
------------------------------------------------------------------------------------------------------------------------
FGIC            Financial Guaranty Insurance Company                                        11.4
------------------------------------------------------------------------------------------------------------------------
FSA             Financial Security Assurance                                                15.0
------------------------------------------------------------------------------------------------------------------------
MBIA            Municipal Bond Investors Assurance                                          17.7
------------------------------------------------------------------------------------------------------------------------

(b) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of August 31, 2004.

(c)  Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

     Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Municipal Income Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Municipal Income Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004